Long Term Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long Term Debt
7.	Long Term Debt

	December 31, 2015	December 31, 2014

2019 Notes	$420,000	$420,000
Less repurchase of Notes under Excess Cash Flow	(350)	—
Less original issue discount	(6,300)	(6,300)
Amortization of original issue discount	2,259	1,082

2019 Notes (note 7(b))	415,609	414,782
Revolving Credit Facility (note 7(c))	40,000	—
Secured Term Loan (note 7(d))	33,075	—
Less: Deferred financing costs (note 7(f))	(10,611)	(12,913)

Balance	478,073	401,869
Less: Current portion of 2019 Notes (note 7(b))	(26,660)	—
Less: Current portion of Revolving Credit Facility (note 7(c))	(800)	—
Less: Current portion of Secured Term Loan (note 7(d))	(7,700)	—

Non-current portion of Long-Term Debt	442,913	401,869

(a)	Previous Credit Facility

The Company was previously financed by a senior secured credit facility with a final maturity date of August 2016. This credit facility was fully repaid and terminated on March 19, 2014 using the proceeds of the issue of the 2019 Notes (see note 7(b)).

Amounts borrowed under the credit facility bore interest at USD LIBOR plus a margin of between 2.50% and 3.75% depending on the Leverage Ratio (being the ratio of the balance outstanding on the credit facility to the aggregate charter free market value of the secured vessels).

(b)	10.0% First Priority Secured Notes Due 2019

On March 19, 2014 the Company completed the sale of $420,000 of 10.0% First Priority Secured Notes (the “2019 Notes”) which mature on April 1, 2019. Proceeds after the deduction of the original issue discount, but before expenses, amounted to $413,700.

Interest on the 2019 Notes is payable semi-annually on April 1 and October 1 of each year, commencing on October 1, 2014. As at December 31, 2015, the 2019 Notes are secured by first priority ship mortgages on 16 of the Company’s 18 vessels (the “Mortgaged Vessels”) and by assignments of earnings and insurances, a pledge over certain bank accounts, as well as share pledges over each subsidiary owning a Mortgaged Vessel. In addition, the 2019 Notes are fully and unconditionally guaranteed, jointly and severally, by the Company’s 18 vessel owning subsidiaries and Global Ship Lease Services Limited.

The original issue discount is being amortised on an effective interest rate basis over the life of the 2019 Notes.

Under the 2019 Notes we are required within 120 days following the end of each financial year, in which we have at least $1,000 of Excess Cash Flow, to offer to purchase up to a maximum offer amount of $20,000, such amount being the aggregate of 102% of the principal amount plus any accrued and unpaid interest to, but not including, the purchase date. The first such offer, for 2014, in the maximum amount of $20,000, was launched on April 21, 2015. At the close of this offer, $350 was tendered and accepted.

Following the sale of two vessels (see note 4) secured to the 2019 Notes in November and December 2015, the Company is required to offer the net sale proceeds, less a proportion to be used to repay part of the associated revolving credit facility (see note 7(c)), to Noteholders (“Collateral Sale Offer”) within 90 days of receipt of the sale proceeds. The terms of the Collateral Sale Offer are the same as those of the annual Excess Cash Flow Offer. Consequently, on February 2, 2016, the Company launched a combined Excess Cash Flow Offer for 2015 and the Collateral Sale Offer in an aggregate amount of $28,417, at a purchase price of 102% of the aggregate principal amount plus accrued and unpaid interest up to but not including the date of purchase.

(c)	Revolving Credit Facility

On March 19, 2014, and in connection with the 2019 Notes, the Company entered into a $40,000 senior secured revolving credit facility with Citibank N.A. (the “Revolving Credit Facility”). This facility matures on October 1, 2018. The interest rate under the facility is USD LIBOR plus a margin of 3.25% and is payable at least quarterly. A commitment fee of 1.30% per annum is due quarterly on undrawn amounts.

The collateral provided to the 2019 Notes also secures on a first priority basis the Revolving Credit Facility. There is a Cash Balance financial covenant which is tested each six months, commencing June 30, 2014. Up to and including December 31, 2015, the Company must have a minimum cash balance of $15,000 on each test date. After this date, the minimum cash balance on each test date increases to $20,000.

Amounts outstanding under this facility can be prepaid without penalty, other than breakage costs in certain circumstances. During the quarter ended March 31, 2015, the facility was fully drawn down to assist with the purchase of OOCL Qingdao on March 11, 2015. Following the sale of two secured vessels (see note 4) in November and December 2015, a proportion of the net sale proceeds has to be applied to reduce amounts outstanding under the facility.

(d)	Secured Term Loan

On July 29, 2015, the Company entered into a $35,000 secured term loan with DVB Bank SE (the “Secured Term Loan”). This facility matures five years after drawdown, with early repayment, inter alia, if the 2019 Notes are not refinanced by November 30, 2018, or if the secured vessel ceases to be employed on a charter for a period in excess of 90 days. The interest rate under the loan is USD LIBOR plus a margin of 2.75%, until November 30, 2018 and 3.25% thereafter, and is payable at least quarterly.

The Secured Term Loan is secured by a first priority ship mortgage on OOCL Tianjin and by assignment of earnings and insurances for the same vessel.

The Secured Term Loan is repayable in 20 equal quarterly instalments, commencing three months after drawdown. $35,000 was drawn down under the Secured Term Loan on September 10, 2015. The loan agreement requires an additional $1,400 to be repaid over eight equal quarterly instalments to provide a reserve for potential enhancement expenditure on the secured vessel ahead of the expiry of the initial charter to OOCL. These additional instalments reduce the debt balance and can be redrawn to fund the enhancement work, or utilized to permanently reduce the quarterly instalments for the remainder of the term of the loan if no such work is required.

(e)	Repayment Schedule

Based on scheduled and estimated repayments from January 1, 2016 the long term debt will be reduced in each of the relevant periods as follows:

Year ending December 31,

2016	$35,160
2017	26,285
2018	64,960
2019	362,470
2020	3,850
Less: original issue discount	(4,041)
Less: deferred financing costs	(10,611)

$478,073

(f)	Deferred financing costs

Costs amounting to $4,800 incurred up to December 31, 2013 in connection with the Company’s refinancing were recorded within prepaid expenses as at that date. On March 19, 2014, the Company completed the refinancing by the issue of the 2019 Notes (see note 7(b)) and by agreeing the Revolving Credit Facility (see note 7(c)). On completion of the refinancing, these deferred financing costs were reclassified from prepaid expenses to deferred financing costs, together with additional costs incurred during the quarter.

	December 31, 2015	December 31, 2014

Opening balance	$12,913	$3,273
Reclassification from prepaid expenses	—	4,800
Expenditure in the period	971	10,479
Amortization included within interest expense	(3,273)	(5,639)

Closing balance	$10,611	$12,913

The Company incurred costs during the first half of 2015 in relation to the drawdown of the Revolving Credit Facility (see note 7(c)) amounting to $370 which have been deferred. During the quarter ended September 30, 2015 the Company incurred costs in relation to the drawdown of the Secured Term Loan (see note 7(d)) amounting to $601 which have been deferred.

Deferred financing costs are amortized on an effective interest rate basis over the life of the financings for which they were incurred.

The unamortized balance of deferred financing costs relating to the previous credit facility which was fully repaid and terminated on March 19, 2014 and amounting to $2,986 was written off and recorded within interest expense within the Consolidated Statements of Income in the first quarter of 2014.

The Company has adopted the accounting standards update issued by FASB in April 2015 “Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs”. Effective December 31, 2015, debt issuance costs, other than the up-front arrangement fee for the Revolving Credit Facility, related to our recognized debt liabilities are presented as a direct deduction from the carrying amount of that debt. The arrangement fee for the Revolving Credit Facility is presented in Other Long Term Assets. In the prior year, total debt issuance costs of $3,148 and $10,172 were presented as current and non-current assets respectively; $12,913 has been reclassified against long-term debt and $407 relating to the arrangement fee for the Revolving Credit Facility is shown within Other Long Term Assets.